CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 14,748	$ 21,080
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	20,352	19,709
Amortization of deferred financing costs	139	94
Amortization of debt discount	0	58
Non-cash lease expense	4,515	4,139
Provision for excess and obsolete inventory	75	45
Provision for excess and obsolete property and equipment	122	510
Loss on asset disposal	489	0
Bad debt expense	117	307
Deferred tax expense	3,443	1,080
Gain on sale of property	(101)	(127)
Unrealized (gain) loss on equity securities	255	(234)
Unrealized (gain) loss on interest rate swap	0	(1,423)
Realized loss on interest rate swap	4	0
Gross profit from sale of lost-in-hole equipment	(16,686)	(16,813)
Stock-based compensation expense	3,986	0
Changes in operating assets and liabilities:
Accounts receivable, net	(1,048)	(9,268)
Prepaid expenses and other current assets	519	(3,476)
Inventories, net	(1,716)	(906)
Deposits and other long-term assets	(496)	17
Operating lease liabilities	(4,415)	(4,174)
Accounts payable	(1,552)	(1,432)
Accrued expenses and other current liabilities	583	4,808
Net cash from operating activities	23,334	13,994
Cash flows from investing activities:
Proceeds from sale of property and equipment	202	1,042
Purchase of property, plant and equipment	(43,750)	(24,688)
Proceeds from sale of lost-in-hole equipment	19,684	21,116
Net cash from investing activities	(23,864)	(2,530)
Cash flows from financing activities:
Proceeds from Merger and PIPE Financing, net of transaction costs	23,162	0
Payment of deferred financing costs	(324)	(251)
Proceeds from revolving line of credit	73,050	108,594
Payments on revolving line of credit	(91,399)	(116,670)
Payments on long-term debt	0	(1,000)
Payments on finance leases	0	(10)
Payments to holders of DTIH redeemable convertible preferred stock in connection with retiring their DTI stock upon the Merger	(194)	0
Net cash from financing activities	4,295	(9,337)
Effect of Changes in Foreign Exchange Rate	(114)	173
Net Change in Cash	3,651	2,300
Cash at Beginning of Period	2,352	52
Cash at End of Period	6,003	2,352
Supplemental cash flow information:
Cash paid for interest	1,174	340
Cash paid for income taxes	3,006	723
Non-cash investing and financing activities:
ROU assets obtained in exchange for lease liabilities	3,264	7,907
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities	601	79
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	1,422	372
Non-cash directors and officers insurance	695	0
Non-cash Merger financing	2,000	0
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock in connection with Merger	7,193	0
Issuance of DTIC common stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements	10,805	0
Accretion of redeemable convertible preferred stock to redemption value	$ 314	$ 1,189